Inx Token Liability (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 10, 2022	Dec. 14, 2021	Jun. 30, 2021	Apr. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
Inx Token Liability (Details) [Line Items]
Gross proceeds	$ 31,283			$ 84,068,000
INX Tokens sold (in Shares)				93,409,410
INX token issued (in Shares)				1,948,483	47,635,875	15,955,875
Additionally INX token						$ 7,622,000
INX additionally sold (in Shares)						10,386,148
iNX paid issuance costs					$ 5,782,000
INX granted options to purchase (in Shares)					6,127,015
Exercise price (in Dollars per share)					$ 0.09
INX token exercise price value					$ 4,954,000
Exercised options (in Shares)					6,113,820
Total proceeds					$ 550,000
Total options expired					13,194
INX tokens cancelled (in Shares)			1,948,483
Refunded			$ 1,754,000
Company granted					168,000
Corresponding expense					$ 29
Token warrants exercised (in Shares)					2,534,618
Aggregate purchase amount		$ 5,000,000,000
Expenses					$ 226,044,000	$ 161,173
Level 1 of fair value hierarchy [member]
Inx Token Liability (Details) [Line Items]
Lock up agreement (in Dollars per share)					$ 0.43	$ 2.2